Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Disclosures [Abstract]
Related party transactions
23. Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.
Joint ventures
The following related party balances existed with joint venture businesses at 31 December:

	€ million	€ million
	2021	2020
Related party balances	Total	Total
Sales to joint ventures	1,060	1,004
Purchases from joint ventures	127	118
Receivables from joint ventures	71	80
Payables to joint ventures	36	43
Loans to joint ventures	241	255
Royalties and service fees	20	21
Significant joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.
Associates
There are no trading balances due to or from associates.
Langholm Capital II was launched in 2009. Unilever has invested €65 million in Langholm II, with an outstanding commitment at the end of 2021 of €1 million (2020: €2 million). During 2021, Unilever received €32 million (2020: €nil) from its investment in Langholm Capital II.